united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

CENTERSTONE INVESTORS

2017 SEMI-ANNUAL REPORT

September 30, 2017

CENTERSTONE INVESTORS FUND

CLASS I	CLASS A	CLASS C
CENTX	CETAX	CENNX

CENTERSTONE INTERNATIONAL FUND

CLASS I	CLASS A	CLASS C
CINTX	CSIAX	CSINX

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers, if any, are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Centerstone Funds. This and other important information about the Funds are contained in the prospectus, which can be obtained by calling 877.314.9006. The prospectus should be read carefully before investing.

The Centerstone Funds are distributed by Northern Lights Distributors, LLC, Member FINRA/ SIPC. Centerstone Investors, LLC is not affiliated with Northern Lights Distributors, LLC.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

TABLE OF CONTENTS

3	CENTERSTONE’S DISTINCT INVESTMENT APPROACH

4	CENTERSTONE’S OPERATING PRINCIPLES

5	CENTERSTONE’S GUIDELINES TO INTELLIGENT INVESTING

6	SHAREHOLDER LETTER

CENTERSTONE INVESTORS FUND

12	Centerstone Investors Fund Overview

14	Portfolio of Investments

CENTERSTONE INTERNATIONAL FUND

20	Centerstone International Fund Overview

22	Portfolio of Investments

27	STATEMENTS OF ASSETS AND LIABILITIES

29	STATEMENTS OF OPERATIONS

30	STATEMENTS OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

31	Centerstone Investors Fund

32	Centerstone International Fund

33	NOTES TO FINANCIAL STATEMENTS

49	FUNDS’ EXPENSES

51	SUPPLEMENTAL INFORMATION

52	PRIVACY POLICY

54	TRUSTEES & OFFICERS

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	1

2	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE’S DISTINCT INVESTMENT APPROACH

(Unaudited)

Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not “equity” analysts. Business analysis is a more holistic approach which includes the entirety of a firm’s capital structure and allows us, in our opinion, to more accurately gauge the prospects for impairment in business value.

“Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not ‘equity’ analysts.”

As the name of the firm states, we are investors, which implies a long-term time horizon. Since most peers operate on an annual cycle, they attempt to maximize short-term gains. Being privately owned with an employee ownership culture allows us, in our opinion, to more effectively align our interests with our investors.

We define risk simply as the chance for permanent loss of capital. Our distinct investment approach seeks to minimize losses at a portfolio level by trying to have adequate diversification of risks. We will default to cash and high quality bonds in the absence of qualifying investments. It is our belief that our risk management techniques on a security-level and portfolio-level attempt to address the risk most commonly defined by shareholders: volatility.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	3

CENTERSTONE’S OPERATING PRINCIPLES

(Unaudited)

TIME HORIZON

♦	Long-term investment horizon

♦	Emphasis on long-term earnings power, rather than current earnings

MARGIN OF SAFETY AND INTRINSIC VALUE

♦	Invest in a security after we have determined that the market price is lower than its intrinsic value, the difference being our margin of safety

♦	Margin of safety affords us a cushion to potentially avoid paying more than its intrinsic value

SEEK TO MANAGE RISK THROUGH BOTTOM-UP RESEARCH

♦	In our opinion, it is important to avoid highly leveraged businesses, specifically because they are more exposed to an impairment of value during periods of industry or economic distress

♦	Focus our efforts on understanding the likelihood of a change in the earnings power of a business due to changing competitive dynamics, technological challenges and regulations, among other factors

♦	In most cases, we will avoid shareholder-unfriendly businesses as it relates to management’s capital allocation decisions

GENERAL MARKET RISK WITHIN A BOTTOM-UP APPROACH

♦	In environments with an insufficient margin of safety, fully invested portfolio mandates can become too exposed to the risk of loss by owning potentially overvalued securities, while a more flexible policy may help to reduce that risk by holding a reserve in cash and high quality debt instruments

4	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

(Unaudited)

CENTERSTONE'S GUIDELINES TO INTELLIGENT INVESTING

A long-term time horizon and the avoidance of permanent capital loss are the keys to a successful investment strategy

Business quality, balance sheet quality, and management quality are as important as price in considering the difference between an investment and speculation

The flexibility to hold reserves is an important tool in the event that bottom-up search yields few opportunities

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	5

Abhay Deshpande, CFA CHIEF INVESTMENT OFFICER	DEAR FELLOW CENTERSTONE SHAREHOLDERS,

For the six-month period ended September 30, 2017, the financial markets managed to remain resilient in the face of geopolitical challenges globally and political volatility domestically. The long steady rise in the markets has resulted in equity prices that, in many cases, now seem to be slightly ahead of their intrinsic values1. The greater challenge is that there simply does not appear to be much room for error should a “surprise” emerge. In the event of a surprise, both Centerstone Funds have ample liquidity and reserves should challenges emerge from either political or economic instability.

At Centerstone, our primary focus is on risk mitigation which may sometimes mean that the Funds’ performance is out of step with its peers and indices during upward trending markets. We believe our returns may be rewarding when measured over a full market cycle with a combination of both muted upside and downside when compared with broader indices. In our short history, the return profiles of both Funds have generally been consistent with these expectations and since inception the Funds are essentially equal with their Morningstar categories even as both categories trail their comparative indices.

NON-US VALUE VERSUS NON-US GROWTH

Since we last wrote you, our preference remains to tilt towards non-US stocks. This is reflected in the allocation bias towards foreign equities in the Centerstone Investors Fund (CENTX) which represents almost half of the portfolio. We continue to believe that a carefully selected basket of non-US equities can well-position our portfolio for the medium-term.

[1]	Intrinsic value refers to the price a knowledgeable investor would pay in cash to control an asset.

6	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

SHAREHOLDER LETTER

September 30, 2017

This year has shown a dramatic performance gap between non-US Value and non-US Growth stocks as measured by the respective MSCI EAFE sub-indices. The MSCI EAFE Growth index is up 20.31% which compares with 14.32% for the MSCI EAFE Value index, year to date through September 30, 2017. The Centerstone International Fund (CINTX), a foreign value-oriented Fund, is up 16.36% through the same time period. Keeping in mind that we have carried on average approximately 25% in reserves2 for this time period and are approximately 20% hedged against most of our foreign currencies through the use of forward currency contracts, we believe this provides some early evidence that our smaller size has indeed been a stock-picking advantage. For instance, we had two takeouts3 this year at premiums to our cost, in France and the UK, of companies previously too small for me to buy.

The Funds’ foreign currency exposure has also had a significant impact on performance. It is important to note that much of the dollar-based returns from international equities have been due to international currencies strengthening against the US dollar. This implies that non-US stocks have not performed as well this year in their respective local currencies. In a way, that is itself interesting because it means that markets have not begun to realize our long-run international earnings-recovery thesis.

BACK TO OUR HOME COUNTRY

Recently, companies from industries such as retail, auto parts and grocery stores have suffered in our home country. A common thread among companies drawn into what has become the latest rolling bear market is the so-called “Amazon threat.” I am not downplaying the severity of Amazon’s influence but sometimes bear markets throw out the good with the bad. We spend a great deal of our analysis on “what could go wrong” and what filters through our process is a small selection of businesses among those

[2]	Cash & cash equivalents, treasury securities and short-term high quality bonds.

[3]	Takeout is a term denoting the purchase of a company through an acquisition, merger or other form of buyout.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	7

beaten down names that we believe have balance sheet strength, hidden assets, hidden earnings and/or other sources of strength that can help to offset what we believe to be manageable problems. We understand there are outcomes where we could ultimately be wrong and therefore we seek to limit the aggregate exposure to this idiosyncratic risk4 to a reasonable size. In the case of the Amazon threat, the aggregate exposure of six holdings in the Centerstone Investors Fund (CENTX) totals less than 8% and one holding in the Centerstone International Fund (CINTX) totals less than 2%, as of September 30, 2017.

On the flip side, while our international positions have helped returns, our US portfolio is increasingly weighted towards companies with poor sentiment. You may get bargain prices under those conditions with the downside being you have to wait for sentiment to turn (or be proven wrong). I think of these periods akin to the investment stage of any venture, where value may continue to build even if masked by a range of distractions. It may take time, but I believe it to be worth the wait.

CENTERSTONE INVESTORS FUND

For the six-month period ended September 30, 2017, the Centerstone Investors Fund Class I shares (CENTX) returned 6.77%, Class A shares (CETAX) returned 6.59% and Class A shares with a sales charge (CETAX) returned 1.25% compared with 9.68% for the MSCI ACWI Index and 9.06% for the MSCI World Index, respectively. The Fund’s reserves2 made up 25.29% of the portfolio as of September 30, 2017.

During the period, the Centerstone Investors Fund’s five largest contributors to performance were Hamburger Hafen (Germany, Foreign Equity, Industrials), Mandarin Oriental International (Hong Kong, Foreign Equity, Consumer Discretionary), Topdanmark (Denmark, Foreign Equity,

[2]	Cash & cash equivalents, treasury securities and short-term high quality bonds.

[4]	Idiosyncratic risk is the risk that is endemic to a particular asset such as a stock and not a whole investment portfolio.

8	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

SHAREHOLDER LETTER

September 30, 2017

Financials), Berendsen (United Kingdom, Foreign Equity, Industrials) and Ichiyoshi Securities (Japan, Foreign Equity, Financials), collectively adding 2.72% to performance. The five largest detractors were Mosaic (United States, US Equity, Materials), Grainger (United States, US Equity, Industrials), Fossil Group (United States, US Equity, Consumer Discretionary), NOW (United States, US Equity, Industrials) and Omnicom Group (United States, US Equity, Consumer Discretionary), collectively subtracting 1.20% from performance.

CENTERSTONE INTERNATIONAL FUND

For the six-month period ended September 30, 2017, the Centerstone International Fund Class I shares (CINTX) returned 10.51%, Class A shares (CSIAX) returned 10.33% and Class A shares with a sales charge (CSIAX) returned 4.77% compared with 12.30% for the MSCI ACWI Ex-US Index and 11.86% for the MSCI EAFE Index, respectively. The Fund’s reserves2 made up 20.48% of the portfolio as of September 30, 2017.

During the period, the Centerstone International Fund’s five largest contributors to performance were Hamburger Hafen (Germany, Foreign Equity, Industrials), Mandarin Oriental International (Hong Kong, Foreign Equity, Consumer Discretionary), Berendsen (United Kingdom, Foreign Equity, Industrials), Topdanmark (Denmark, Foreign Equity, Financials) and Ichiyoshi Securities (Japan, Foreign Equity, Financials), collectively adding 4.06% to performance. The five largest detractors were Mosaic (United States, US Equity, Materials), ComfortDelGro (Singapore, Foreign Equity, Industrials), Tikkurila (Finland, Foreign Equity, Materials), Vopak (Netherlands, Foreign Equity, Energy) and Shimano (Japan, Foreign Equity, Consumer Discretionary), collectively subtracting 1.16% from performance.

[2]	Cash & cash equivalents, treasury securities and short-term high quality bonds.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	9

GROWTH AT A MEASURED PACE

When launching the Firm one of our objectives was to grow at a measured pace. Too much growth and too many assets can work against all of our interests. Within 16 months of the Funds’ operations we have crossed $300 million in assets. It is an important milestone for us and it is all thanks to you. From all of us at Centerstone, please accept our gratitude.

We appreciate our partnership and we look forward to writing you again.

Sincerely,

Abhay Deshpande, CFA

CHIEF INVESTMENT OFFICER

The MSCI EAFE Growth Index is a free float-weighted index that is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed markets countries around the world, excluding the US and Canada.

The MSCI EAFE Value Index is a free float-weighted index that is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the US and Canada.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the market performance of developed markets, excluding the US & Canada.

All indices provide total returns in US dollars with net dividends reinvested.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

Investors are not able to invest directly in the indices referenced and unmanaged index returns do not reflect any fees, expenses or sales charges. The referenced indices are shown for general market comparisons.

5820-NLD-10/31/2017

10	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	11

CENTERSTONE INVESTORS FUND OVERVIEW (unaudited)

Seeks to generate long-term growth of capital by investing across the globe	Global investments across industries, market capitalizations and capital structure	Invest in global equities and fixed income, with a bottom-up value approach. Weightings will vary depending on opportunities

PERFORMANCE	1 Month	3 Month	YTD	1 Year	Since Inception*
Class I (CENTX)	1.79%	2.25%	10.29%	9.03%	9.91%
Class A (CETAX)	1.80	2.17	10.01	8.70	9.60
Class A (CETAX) with Sales Charge	–3.33	–2.92	4.52	3.28	5.66
Class C (CENNX)	1.72	1.90	9.44	7.95	9.14
MSCI ACWI Index	1.93	5.18	17.25	18.65	17.41
MSCI World Index	2.24	4.84	16.01	18.17	16.53

*	Inception: May 3, 2016

Class A maximum sales charge is 5.00%.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2019, to ensure that the net annual Fund operating expenses will not exceed 1.35%, 2.10% and 1.10% of the Investors Fund’s average net assets, for Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses, including acquired fund fees of 0.03%, would be 2.58%, 3.89% and 2.45% respectively. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006. Investors are not able to invest directly in the indices referenced in the illustration above and unmanaged index returns do not reflect any fees, expenses or sales charges.

TOP 10 HOLDINGS**	% of Portfolio		% of Portfolio
Gold & Gold-Related (US)	4.91%	TransCanada (CAN)	1.67%
Grainger (US)	1.98	Ichiyoshi Securities (JPN)	1.61
Air Liquide (FRA)	1.85	ICA Gruppen (SWE)	1.53
Mosaic (US)	1.78	CVS Health (US)	1.52
Colgate-Palmolive (US)	1.72	Target (US)	1.47
		TOTAL	20.04%

**	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

12	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CLASS I		CLASS A		CLASS C
CENTX	♦	CETAX	♦	CENNX
(unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund commenced operations May 3, 2016.

Returns for Class A shares include a maximum sales charge of 5.00%.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

§	Percentage of portfolio including income

Portfolio allocations are subject to change and should not be considered investment advice.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	13

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares	Security	Market Value
COMMON STOCK – 66.98%
CANADA – 2.96%
66,023	TransCanada Corp.	$3,263,185
72,944	Metro, Inc.	2,508,537
		5,771,722
CHILE – 1.29%
73,065	Cia Cervecerias Unidas SA	1,967,640
32,588	Vina San Pedro Tarapaca SA	554,644
		2,522,284
DENMARK – 2.43%
46,564	ISS A/S	1,872,544
102,742	Matas A/S	1,501,253
34,617	Topdanmark A/S*	1,361,863
		4,735,660
FINLAND – 0.97%
103,377	Tikkurila Oyj	1,882,815

FRANCE – 5.78%
27,132	Air Liquide SA	3,618,799
26,972	Schneider Electric SE	2,347,195
10,197	Sodexo SA	1,271,470
15,830	Danone SA	1,241,749
11,966	Eiffage SA	1,238,894
3,882	LVMH Moet Hennessy Louis Vuitton SE	1,071,101
6,458	Valeo SA	479,182
		11,268,390
GERMANY – 3.85%
19,430	Bayerische Motoren Werke AG	1,971,029
61,455	Hamburger Hafen und Logistik AG	1,935,689
16,450	Fraport AG Frankfurt Airport Services Worldwide	1,561,992
15,345	Hornbach Holding AG & Co. KGaA	1,414,629
16,031	Hornbach Baumarkt AG	610,095
		7,493,434
HONG KONG – 3.06%
1,689,226	Kerry Logistics Network Ltd.	2,335,455
186,000	Hongkong Land Holdings Ltd.	1,339,200
246,900	Hysan Development Co. Ltd.	1,161,551
521,517	Mandarin Oriental International Ltd.	1,136,907
		5,973,113

See Accompanying Notes to Financial Statements.

14	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares	Security	Market Value
COMMON STOCK – 66.98% (continued)
INDONESIA – 1.11%
1,541,562	Indocement Tunggal Prakarsa Tbk PT	$2,163,154

JAPAN – 6.05%
320,736	Ichiyoshi Securities Co. Ltd.	3,143,940
84,351	Nagaileben Co. Ltd.	2,120,675
118,275	Mitsubishi Estate Co. Ltd.	2,056,477
34,573	Aica Kogyo Co. Ltd.	1,161,395
7,252	Shimano, Inc.	966,074
73,000	Astellas Pharma, Inc.	928,678
44,530	Sekisui Jushi Corp.	825,106
2,896	FANUC Corp.	586,535
		11,788,880
MEXICO – 1.06%
270,456	Grupo Televisa SAB	1,332,972
39,040	Fresnillo PLC	735,006
		2,067,978
NETHERLANDS – 2.29%
56,050	Koninklijke Vopak NV	2,458,041
106,931	Koninklijke Ahold Delhaize NV	1,999,361
		4,457,402
PERU – 0.54%
26,684	Southern Copper Corp.	1,060,956

SINGAPORE – 1.04%
167,369	Oversea-Chinese Banking Corp. Ltd.	1,377,005
425,366	ComfortDelGro Corp. Ltd.	652,262
		2,029,267
SOUTH KOREA – 0.49%
10,400	KT&G Corp.	957,961

SWEDEN – 2.92%
79,692	ICA Gruppen AB	2,994,969
67,643	Loomis AB	2,688,313
		5,683,282

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	15

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares	Security	Market Value
COMMON STOCK – 66.98% (continued)
SWITZERLAND – 5.11%
26,230	Cie Financiere Richemont SA	$2,397,227
24,213	Novartis AG	2,072,864
4,925	Swatch Group AG	2,048,629
22,743	Nestle SA	1,904,742
6,028	Roche Holding AG	1,538,825
		9,962,287
THAILAND – 3.34%
264,260	Siam City Cement PCL	2,234,522
3,418,000	Krung Thai Bank PCL	1,926,789
264,400	Bangkok Bank PCL	1,545,967
662,100	Thai Beverage PCL	439,301
65,350	Bangkok Bank PCL (NVDR)	365,450
		6,512,029
UNITED KINGDOM – 0.80%
279,242	Rotork PLC	974,376
18,020	Spectris PLC	581,938
		1,556,314
UNITED STATES – 21.89%
21,569	WW Grainger, Inc.	3,877,028
161,641	Mosaic Co.	3,489,829
46,182	Colgate-Palmolive Co.	3,364,359
36,597	CVS Health Corp.	2,976,068
48,757	Target Corp.	2,877,151
70,843	Coach, Inc.	2,853,556
11,690	3M Co.	2,453,731
35,461	EnerSys	2,452,837
184,155	NOW, Inc.*	2,543,181
9,180	O’Reilly Automotive, Inc.*	1,977,097
26,350	Omnicom Group, Inc.	1,951,745
30,800	Emerson Electric Co.	1,935,472
37,665	Sonoco Products Co.	1,900,199
25,253	TJX Cos., Inc.	1,861,904
9,036	McDonald’s Corp.	1,415,761
11,852	United Technologies Corp.	1,375,780
13,808	Scotts Miracle-Gro Co.	1,344,071
14,393	CarMax, Inc.*	1,091,133
11,711	Wal-Mart Stores, Inc.	915,098
		42,656,000

TOTAL COMMON STOCK (Cost – $121,108,791)		130,542,928

See Accompanying Notes to Financial Statements.

16	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Principal	Security	Coupon	Maturity	Market Value
BONDS & NOTES – 7.38%
LUXEMBOURG – 0.31%
$600,000	Allergan Funding SCS	2.35%	3/12/2018	$601,748
NETHERLANDS – 0.37%
701,000	LyondellBasell Industries NV	5.00%	4/15/2019	727,352
SWITZERLAND – 0.37%
700,000	UBS Group Funding Switzerland AG, Quarterly US LIBOR +1.7800**	3.08%	4/14/2021	725,075
UNITED KINGDOM – 0.15%
276,000	Vodafone Group PLC	4.63%	7/15/2018	282,135
UNITED STATES – 6.18%
1,500,000	Xilinx, Inc.	2.13%	3/15/2019	1,503,972
1,000,000	Synchrony Financial	2.60%	1/15/2019	1,006,405
961,000	Kraft Heinz Foods Co.	2.00%	7/2/2018	962,974
939,000	Bank of America Corp.	5.65%	5/1/2018	960,440
881,000	Men’s Wearhouse, Inc.	7.00%	7/1/2022	839,152
812,000	Ford Motor Credit Co. LLC	2.55%	10/5/2018	817,246
800,000	Mondelez International, Inc., Quarterly US LIBOR +0.5200%**	1.69%	2/1/2019	801,759
750,000	United Technologies Corp.	1.78%	5/4/2018	750,358
700,000	Anthem, Inc.	7.00%	2/15/2019	746,511
700,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +1.6000%**	2.92%	11/29/2023	725,803
550,000	PHI, Inc.	5.25%	3/15/2019	533,500
500,000	Wells Fargo & Co., Quarterly US LIBOR +0.6800%**	1.85%	1/30/2020	505,227
500,000	Talen Energy Supply LLC	6.50%	5/1/2018	505,000
420,000	Kindred Healthcare, Inc.	8.00%	1/15/2020	412,520
350,000	Clear Channel Worldwide Holdings, Inc.	7.63%	3/15/2020	345,625
245,000	Verizon Communications, Inc., Quarterly US LIBOR +1.7500%**	3.07%	9/14/2018	248,842
146,000	Wells Fargo & Co., Quarterly US LIBOR +1.3400%**	2.56%	3/4/2021	150,536
140,000	HRG Group, Inc.	7.88%	7/15/2019	142,800
80,000	Spectra Energy Partners LP	2.95%	9/25/2018	80,818
				12,039,488

TOTAL BONDS & NOTES (Cost – $14,343,029)				14,375,798

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	17

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares	Security			Market Value
EXCHANGE TRADED FUND - COMMODITY – 4.93%
79,088	SPDR Gold Shares*			$9,615,519
TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost – $9,499,138)				9,615,519

REAL ESTATE INVESTMENT TRUSTS – 1.98%
10,242	Unibail-Rodamco SE			2,490,610
84,252	Monmouth Real Estate Investment Corp			1,364,040
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost – $3,660,386)				3,854,650

Principal	Security	Coupon	Maturity	Market Value
US GOVERNMENT & AGENCY OBLIGATIONS – 14.70%
US TREASURY NOTES/BONDS – 14.70%
$25,700,000	United States Treasury Note	1.38%	7/31/2019	25,658,840
3,000,000	United States Treasury Note	1.25%	8/31/2019	2,987,226
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $28,714,161)				28,646,066

Shares	Security			Market Value
SHORT-TERM INVESTMENTS – 4.45%
MONEY MARKET FUND – 4.45%
8,677,196	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.86^			8,677,196
TOTAL SHORT-TERM INVESTMENTS (Cost – $8,677,196)				8,677,196

TOTAL INVESTMENTS – 100.42% (Cost – $186,002,701)(a)				$195,712,157
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.42)%				(827,115)
NET ASSETS – 100.00%				$194,885,042

NVDR: Non-Voting Depositary Receipt

PCL: Public Company Limited

PLC: Public Limited Company

*	Non-income producing security

**	Floating rate security

^	Interest rate reflects seven-day effective yield on September 30, 2017

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $186,405,546 and differs from market value by net unrealized appreciation of:

Gross unrealized appreciation:	$11,203,178
Gross unrealized depreciation:	(1,896,567)
Net unrealized appreciation:	$9,306,611

See Accompanying Notes to Financial Statements.

18	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

As of September 30, 2017 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS

			Local
			Currency		US $
			Amount		Value at	Unrealized
Foreign	Settlement		Purchased/	US $	September	Appreciation/
Currency	Date	Counterparty	Sold	Equivalent	30, 2017	(Depreciation)*
To Buy:
British Euro	10/3/2017	State Street Bank	524,124	$618,770	$619,565	$794
Hong Kong Dollar	10/3/2017	State Street Bank	846,685	108,440	108,398	(43)
Japanese Yen	10/4/2017	State Street Bank	33,198,112	294,752	295,082	330
Thailand Baht	4/4/2017	State Street Bank	5,282,504	158,200	158,401	201
				$1,180,162	$1,181,446	$1,282

To Sell:
Canadian Dollar	10/20/2017	State Street Bank	1,100,000	$874,632	$881,707	$(7,075)
Chilean Peso	12/15/2017	State Street Bank	590,000,000	905,963	920,198	(14,235)
Danish Krone	1/24/2018	State Street Bank	5,709,619	909,048	912,737	(3,688)
Euro	1/24/2018	State Street Bank	4,125,000	4,859,550	4,908,684	(49,134)
Japanese Yen	1/24/2018	State Street Bank	146,500,000	1,337,804	1,310,002	27,803
Singapore Dollar	1/24/2018	State Street Bank	615,000	450,657	454,005	(3,348)
Swedish Krona	1/24/2018	State Street Bank	7,200,000	884,318	890,404	(6,085)
Swiss Franc	10/20/2017	State Street Bank	1,200,000	1,248,420	1,240,888	7,532
				$11,470,392	$11,518,625	$(48,230)

*	The amount represents fair value derivative instruments subject to foreign currency risk exposure as of September 30, 2017.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	19

CENTERSTONE INTERNATIONAL FUND OVERVIEW (unaudited)

Seeks to generate long-term growth of capital by investing across international markets, including developed and emerging	Non-US investments across industries, market capitalizations and capital structure	Invest majority of assets in foreign equities with flexibility to invest in fixed income, with a bottom-up value approach

PERFORMANCE	1 Month	3 Month	YTD	1 Year	Since Inception*
Class I (CINTX)	1.37%	3.13%	16.36%	3.58%	13.60%
Class A (CSIAX)	1.28	3.04	16.05	13.33	13.43
Class A (CSIAX) with Sales Charge	–3.81	–2.15	10.22	7.71	9.35
Class C (CSINX)	1.20	2.88	15.48	12.61	12.91
MSCI ACWI ex-US Index	1.86	6.16	21.13	19.61	17.75
MSCI EAFE Index	2.49	5.40	19.96	19.10	15.88

*	Inception: May 3, 2016

Class A maximum sales charge is 5.00%.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2019, to ensure that the net annual Fund operating expenses will not exceed 1.35%, 2.10% and 1.10% of the International Fund’s average net assets, for Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses, including acquired fund fees of 0.02%, would be 3.19%, 3.92% and 2.93% respectively. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006. Investors are not able to invest directly in the indices referenced in the illustration above and unmanaged index returns do not reflect any fees, expenses or sales charges.

TOP 10 HOLDINGS**	% of Portfolio		% of Portfolio
Gold & Gold-Related (US)	4.93%	ICA Gruppen (SWE)	2.23%
Air Liquide (FRA)	3.26	Loomis (SWE)	2.10
Mosaic (US)	2.60	Richemont (CHE)	2.06
TransCanada (CAN)	2.52	Schneider Electric (FRA)	1.91
Ichiyoshi Securities (JPN)	2.49	Metro (CAN)	1.89
		TOTAL	25.99%

**	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

20	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CLASS I		CLASS A		CLASS C
CINTX	♦	CSIAX	♦	CSINX
(unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund commenced operations May 3, 2016.

Returns for Class A shares include a maximum sales charge of 5.00%.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the market performance of developed markets, excluding the US & Canada.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

§	Percentage of portfolio including income

Portfolio allocations are subject to change and should not be considered investment advice.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	21

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares	Security	Market Value
COMMON STOCK – 73.07%
CANADA – 4.43%
54,951	TransCanada Corp.	$2,715,951
59,162	Metro, Inc.	2,034,575
		4,750,526
CHILE – 2.02%
62,545	Cia Cervecerias Unidas SA	1,684,337
28,417	Vina San Pedro Tarapaca SA	483,650
		2,167,987
DENMARK – 3.88%
107,112	Matas A/S	1,565,107
37,264	ISS A/S	1,498,550
28,055	Topdanmark A/S*	1,103,708
		4,167,365
FINLAND – 1.61%
95,174	Tikkurila Oyj	1,733,413

FRANCE – 10.49%
26,362	Air Liquide SA	3,516,099
23,694	Schneider Electric SE	2,061,932
21,134	Danone SA	1,657,810
5,047	LVMH Moet Hennessy Louis Vuitton SE	1,392,542
10,755	Eiffage SA	1,113,514
8,657	Sodexo SA	1,079,446
5,801	Valeo SA	430,433
		11,251,776
GERMANY – 5.45%
16,638	Bayerische Motoren Werke AG	1,687,802
50,792	Hamburger Hafen und Logistik AG	1,599,829
11,321	Fraport AG Frankfurt Airport Services Worldwide	1,074,973
11,096	Hornbach Holding AG & Co. KGaA	1,022,921
12,130	Hornbach Baumarkt AG	461,634
		5,847,159
HONG KONG – 4.48%
1,334,577	Kerry Logistics Network Ltd.	1,845,132
140,050	Hongkong Land Holdings Ltd.	1,008,360
212,900	Hysan Development Co. Ltd.	1,001,597
439,083	Mandarin Oriental International Ltd.	957,201
		4,812,290

See Accompanying Notes to Financial Statements.

22	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares	Security	Market Value
COMMON STOCK – 73.07% (continued)
INDONESIA – 1.68%
1,283,113	Indocement Tunggal Prakarsa Tbk PT	$1,800,493

JAPAN – 9.53%
273,764	Ichiyoshi Securities Co. Ltd.	2,683,508
69,324	Nagaileben Co. Ltd.	1,742,880
97,025	Mitsubishi Estate Co. Ltd.	1,686,998
34,742	Aica Kogyo Co. Ltd.	1,167,072
67,000	Astellas Pharma, Inc.	852,348
5,838	Shimano, Inc.	777,708
40,220	Sekisui Jushi Corp.	745,245
2,814	FANUC Corp.	569,927
		10,225,686
MEXICO – 1.65%
239,765	Grupo Televisa SAB	1,181,708
31,511	Fresnillo PLC	593,258
		1,774,966
NETHERLANDS – 3.41%
46,334	Koninklijke Vopak NV	2,031,952
86,757	Koninklijke Ahold Delhaize NV	1,622,154
		3,654,106
PERU – 0.79%
21,303	Southern Copper Corp.	847,007

SINGAPORE – 1.63%
144,901	Oversea-Chinese Banking Corp. Ltd.	1,192,152
362,634	ComfortDelGro Corp. Ltd.	556,068
		1,748,220
SOUTH KOREA – 0.74%
8,600	KT&G Corp.	792,160

SWEDEN – 4.34%
64,007	ICA Gruppen AB	2,405,498
56,869	Loomis AB	2,260,125
		4,665,623

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	23

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares	Security			Market Value
COMMON STOCK – 73.07% (continued)
SWITZERLAND – 7.95%
24,322	Cie Financiere Richemont SA			$2,222,850
3,915	Swatch Group AG			1,628,504
19,198	Nestle SA			1,607,846
18,158	Novartis AG			1,554,498
5,936	Roche Holding AG			1,515,340
				8,529,038
THAILAND – 5.02%
207,804	Siam City Cement PCL			1,757,143
2,782,000	Krung Thai Bank PCL			1,568,264
224,400	Bangkok Bank PCL			1,312,084
721,200	Thai Beverage PCL			478,514
49,450	Bangkok Bank PCL (NVDR)			276,535
				5,392,540
UNITED KINGDOM – 1.35%
255,090	Rotork PLC			890,101
17,214	Spectris PLC			555,909
				1,446,010
UNITED STATES – 2.62%
130,032	Mosaic, Co.			2,807,391

TOTAL COMMON STOCK (Cost – $71,233,605)				78,413,756

Principal	Security	Coupon	Maturity	Market Value
BONDS & NOTES – 0.12%
UNITED KINGDOM – 0.12%
$124,000	Vodafone Group PLC	4.63%	7/15/2018	126,756
TOTAL BONDS & NOTES (Cost – $127,077)				126,756

Shares	Security			Market Value
EXCHANGE TRADED FUND - COMMODITY – 4.95%
43,718	SPDR Gold Shares*			5,315,235
TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost – $5,233,158)				5,315,235

See Accompanying Notes to Financial Statements.

24	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares	Security			Market Value
REAL ESTATE INVESTMENT TRUSTS – 1.84%
8,118	Unibail-Rodamco SE			$1,974,104
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost – $1,985,886)				1,974,104

Principal	Security	Coupon	Maturity	Fair Value
US GOVERNMENT & AGENCY OBLIGATIONS – 16.59%
US TREASURY NOTES/BONDS – 16.59%
$12,000,000	United States Treasury Note	1.38%	7/31/2019	11,980,781
4,500,000	United States Treasury Note	1.25%	8/31/2019	4,480,840
1,340,000	United States Treasury Note	0.75%	4/30/2018	1,336,123
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $17,841,181)				17,797,744

Shares	Security			Market Value
SHORT-TERM INVESTMENTS – 3.86%
MONEY MARKET FUND – 3.86%
4,142,818	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.86%^			4,142,818
TOTAL SHORT-TERM INVESTMENTS (Cost – $4,142,818)				4,142,818

TOTAL INVESTMENTS – 100.43% (Cost – $100,563,725)(a)				$107,770,413
CASH AND OTHER ASSETS LESS LIABILITIES – (0.43)%				(463,091)
NET ASSETS – 100.00%				$107,307,322

NVDR: Non-Voting Depositary Receipt

PCL: Public Company Limited

PLC: Public Limited Company

*	Non-income producing security

^	Interest rate reflects seven-day effective yield on September 30, 2017

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,691,053 and differs from market value by net unrealized appreciation of:

Gross unrealized appreciation:	$8,213,641
Gross unrealized depreciation:	(1,134,281)
Net unrealized appreciation:	$7,079,360

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	25

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

As of September 30, 2017 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS

			Local
			Currency		US $
			Amount		Value at	Unrealized
Foreign	Settlement		Purchased/	US $	September	Appreciation/
Currency	Date	Counterparty	Sold	Equivalent	30, 2017	(Depreciation)*
To Buy:
Canadian Dollar	10/2/2017	State Street Bank	123,033	$99,064	$98,604	$(460)
Euro	10/3/2017	State Street Bank	115,167	135,964	136,138	174
Japanese Yen	10/4/2017	State Street Bank	21,421,619	190,207	190,406	199
Thailand Baht	10/3/2017	State Street Bank	1,886,609	56,500	56,572	72
				$481,735	$481,720	$(15)

To Sell:
Canadian Dollar	10/20/2017	State Street Bank	1,000,000	$795,120	$801,552	$(6,432)
Chilean Peso	12/15/2017	State Street Bank	510,000,000	785,827	795,425	(9,598)
Danish Krone	1/24/2018	State Street Bank	4,600,000	732,752	735,922	(3,170)
Euro	1/24/2018	State Street Bank	3,800,000	4,477,733	4,521,939	(44,206)
Japanese Yen	1/24/2018	State Street Bank	140,000,000	1,276,222	1,251,879	24,343
Singapore Dollar	1/24/2018	State Street Bank	550,000	403,027	406,021	(2,994)
Swedish Krona	1/24/2018	State Street Bank	7,700,000	947,372	952,237	(4,865)
Swiss Franc	10/20/2017	State Street Bank	1,050,000	1,092,367	1,085,777	6,590
				$10,510,420	$10,550,752	$(40,332)

*	The amount represents fair value derivative instruments subject to foreign currency risk exposure as of September 30, 2017.

See Accompanying Notes to Financial Statements.

26	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Assets:
Investments in securities, at cost	$186,002,701	$100,563,725
Investments in securities, at value	$195,712,157	$107,770,413
Foreign currency, at value (Cost $81 and $228, respectively)	81	226
Receivable for securities sold	638,252	—
Interest and dividends receivable	511,768	297,101
Receivable for fund shares sold	352,141	168,057
Unrealized appreciation on open forward foreign currency contracts	36,660	31,378
Prepaid expenses and other assets	32,689	30,026
Total Assets	197,283,748	108,297,201

Liabilities:
Payable for securities purchased	2,211,694	807,135
Payable for fund shares redeemed	16,830	72,321
Unrealized depreciation on open forward foreign currency contracts	83,608	71,725
Payable to advisor	78,264	32,248
Payable for distribution fees	5,909	4,766
Payable for trustee fees	2,401	1,684
Total Liabilities	2,398,706	989,879

Net Assets	$194,885,042	$107,307,322

Net Assets consist of:
Paid in capital	$183,367,681	$98,281,255
Accumulated net investment income	1,475,680	832,147
Accumulated net realized gain on investments and foreign currency transactions	375,977	1,023,071
Net unrealized appreciation on investments and foreign currency translations	9,665,704	7,170,849
Net Assets	$194,885,042	$107,307,322

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	27

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Net Asset Value Per Share
Class I Shares:
Net Assets	$175,810,325	$91,979,322
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	15,476,567	7,745,760
Net asset value, offering and redemption price per share*	$11.36	$11.87

Class A Shares:**
Net Assets	$14,631,379	$12,329,302
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	1,292,652	1,039,601
Net asset value, and redemption price per share*	$11.32	$11.86
Offering price per share
(NAV per share plus maximum sales charge of 5%)	$11.92	$12.48

Class C Shares:
Net Assets	$4,443,338	$2,998,698
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	394,865	254,398
Net asset value, offering and redemption price per share*	$11.25	$11.79
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge)^	$11.14	$11.67

*	Each Fund will deduct a 2.00% redemption fee on the redemption amount if you sell your shares less than 30 days after purchase.

**	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charges was not paid on the purchase.

^	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

See Accompanying Notes to Financial Statements.

28	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
STATEMENTS OF OPERATIONS (Unaudited)
six-months ended September 30, 2017

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Investment Income:
Interest income	$342,105	$89,429
Dividend income	1,757,550	1,131,827
Less: Foreign withholding taxes	(158,265)	(115,181)
Total Investment Income	1,941,390	1,106,075

Operating Expenses:
Investment advisory fees	651,749	351,037
Distribution fees — Class A shares	11,923	12,198
Distribution fees — Class C shares	10,092	10,087
Administration fees	67,965	49,386
Trustees' fees	60,564	40,637
Professional fees	53,544	38,917
Custodian fees	32,241	28,046
Registration & filing fees	30,081	30,082
Chief Compliance Officer fees	21,052	14,696
Transfer agent fees	13,526	10,368
Printing and postage expense	10,898	5,738
Others expenses	44,289	28,491
Total Operating Expenses	1,007,924	619,683
Less: Fees waived by the advisor	(186,279)	(168,076)
Net Operating Expenses	821,645	451,607
Net Investment Income	1,119,745	654,468

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investments	1,259,375	1,504,161
Forward foreign currency contracts	(456,223)	(380,980)
	803,152	1,123,181
Net change in unrealized appreciation (depreciation) on:
Investments	7,131,160	5,034,543
Foreign currency translations	3,441	4,637
Forward foreign currency contracts	(50,636)	(25,685)
	7,083,965	5,013,495
Net Realized and Unrealized Gain	7,887,117	6,136,676

Net Increase in Net Assets Resulting From Operations	$9,006,862	$6,791,144

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	29

CENTERSTONE INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS

	Centerstone		Centerstone
	Investors Fund		International Fund
	Six-Months		Six-Months
	Ended	Period	Ended	Period
	September	Ended	September	Ended
	30, 2017	March 31,	30, 2017	March 31,
	(Unaudited)	2017*	(Unaudited)	2017*
Operations:
Net investment income	$1,119,745	$260,144	$654,468	$70,335
Net realized gain (loss) from investments and forward foreign currency contracts	803,152	(69,059)	1,123,181	153,549
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward foreign currency contacts	7,083,965	2,581,739	5,013,495	2,157,354
Net Increase in Net Assets Resulting From Operations	9,006,862	2,772,824	6,791,144	2,381,238
Distributions to Shareholders From:
Net Investment Income:
Class I	—	(206,415)	—	(114,179)
Class A	—	(27,800)	—	(5,140)
Class C	—	(244)	—	(477)
Net Realized Gains:
Class I	—	(24,262)	—	(25,173)
Class A	—	(3,574)	—	(1,222)
Class C	—	(30)	—	(124)
Total Distributions to Shareholders	—	(262,325)	—	(146,315)
Fund Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	85,338,463	96,451,618	50,333,123	39,681,319
Class A	10,637,093	8,819,115	5,840,853	6,665,870
Class C	3,722,069	611,394	1,629,846	1,175,615
Reinvestment of distributions
Class I	—	221,936	—	139,352
Class A	—	29,574	—	6,362
Class C	—	274	—	601
Redemption fee proceeds
Class I	946	15,178	1,406	6,527
Class A	—	—	10	640
Cost of shares redeemed
Class I	(8,580,183)	(8,156,932)	(4,518,158)	(1,464,945)
Class A	(5,568,105)	(169,372)	(876,966)	(333,220)
Class C	(5,376)	(11)	(6,969)	(11)
Net Increase in Net Assets From Share Transactions of Beneficial Interest	85,544,907	97,822,774	52,403,145	45,878,110
Total Increase in Net Assets	94,551,769	100,333,273	59,194,289	48,113,033
Net Assets:
Beginning of Period	100,333,273	—	48,113,033	—
End of Period**	$194,885,042	$100,333,273	$107,307,322	$48,113,033
** Includes undistributed net investment income at end of period.	$1,475,680	$355,935	$832,147	$177,679

 *   The Funds’ inception date was May 3, 2016.

See Accompanying Notes to Financial Statements.

30	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

	Six-Months Ended
	September 30, 2017			Period Ended
	(Unaudited)			March 31, 2017*
	Class I	Class A	Class C	Class I	Class A	Class C
Net asset value, beginning of period	$10.64	$10.62	$10.59	$10.00	$10.00	$10.00
Income from investment operations:
Net investment income**	0.09	0.07	0.03	0.06	0.04	0.01
Net realized and unrealized gain	0.63	0.63	0.63	0.64	0.64	0.64
Total income from investment operations	0.72	0.70	0.66	0.70	0.68	0.65
Less distributions:
From net investment income	—	—	—	(0.05)	(0.05)	(0.05)
From net realized gains	—	—	—	(0.01)	(0.01)	(0.01)
Total distributions	—	—	—	(0.06)	(0.06)	(0.06)
Paid in capital from redemption fees	— (1)	—	—	— (1)	—	—

Net asset value, end of period	$11.36	$11.32	$11.25	$10.64	$10.62	$10.59
Total return(2)†	6.77%	6.59%	6.23%	7.02%	6.77%	6.50%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$175,810	$14,631	$4,443	$90,803	$8,910	$621
Ratios of expenses to average net assets
Before fee waivers^	1.36%	1.61%	2.36%	2.24%	2.55%	3.86%
After fee waivers^	1.10%	1.35%	2.10%	1.10%	1.35%	2.10%
Ratios of net investment income (loss) to average net assets
Before fee waivers^	1.31%	1.16%	0.07%	(0.57)%	(0.77)%	(1.68)%
After fee waivers^	1.57%	1.43%	0.33%	0.75%	0.44%	0.08%
Portfolio turnover rate(2)	14.26%	14.26%	14.26%	33.34%	33.34%	33.34%

*	The Funds’ inception date is May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

^	Annualized for periods less than one year.

†	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	31

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

	Six-Months Ended
	September 30, 2017			Period Ended
	(Unaudited)			March 31, 2017*
	Class I	Class A	Class C	Class I	Class A	Class C
Net asset value, beginning of period	$10.75	$10.75	$10.73	$10.00	$10.00	$10.00
Income from investment operations:
Net investment income**	0.10	0.09	0.04	0.03	0.06	— (1)
Net realized and unrealized gain	1.02	1.02	1.02	0.79	0.75	0.79
Total income from investment operations	1.12	1.11	1.06	0.82	0.81	1.85
Less distributions:
From net investment income	—	—	—	(0.06)	(0.06)	(0.05)
From net realized gains	—	—	—	(0.01)	(0.01)	(0.01)
Total distributions	—	—	—	(0.07)	(0.07)	(0.06)
Paid in capital from redemption fees	—	— (1)	—	—	0.01	—

Net asset value, end of period	$11.87	$11.86	$11.79	$10.75	$10.75	$10.73
Total return(2)†	10.51%	10.33%	9.88%	8.32%	8.27%	8.02%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$91,979	$12,329	$2,999	$40,395	$6,510	$1,208
Ratios of expenses to average net assets
Before fee waivers^	1.53%	1.78%	2.53%	2.91%	3.17%	3.90%
After fee waivers^	1.10%	1.35%	2.10%	1.10%	1.35%	2.10%
Ratios of net investment income (loss) to average net assets
Before fee waivers^	1.29%	1.09%	0.29%	(1.46)%	(1.18)%	(1.78)%
After fee waivers^	1.72%	1.52%	0.71%	0.35%	0.65%	0.02%
Portfolio turnover rate(2)	14.12%	14.12%	14.12%	19.46%	19.46%	19.46%

*	The Funds’ inception date was May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

^	Annualized for periods less than one year.

†	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See Accompanying Notes to Financial Statements.

32	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

1.	ORGANIZATION

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”), manages the Funds. The Funds’ inception date was May 3, 2016.

All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	33

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

a.	Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available, then securities will be valued at fair value as determined by the Board (or its delegate). Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current bid price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price at 4:00 pm Eastern Time (“ET”).

Short-term debt securities with a remaining maturity of 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Forward contracts are valued at the current cost of covering or offsetting such contacts by reference to forward currency rates at the time the NYSE closes (normally 4:00 pm ET).

Securities in which the Funds invest may be traded in markets that close before 4:00 pm ET. Normally, developments that occur between the close of the foreign markets and 4:00 pm ET will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of 4:00 pm ET. The Trustees have authorized

34	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

the use of an independent fair valuation service. If the movement in a designated US market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model to fair value its foreign securities. The values assigned to a Fund’s foreign securities therefore may differ on occasion from reported market values. The Trustees and the Advisor believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 pm ET.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of trustees of the Underlying Funds.

Fair Valuation Process – If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee (the “Committee”) in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

As noted, the Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	35

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Advisor, the prices or values available do not represent the fair value of the instrument based upon factors that may include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) mutual funds that do not provide timely NAV information; (vi) interests in a commodity pool or a managed futures pool; and (vii) restricted securities, such as private investments or non-traded securities. The Committee may determine the fair value of such restricted security using the following factors: (a) the type of security; (b) the cost at date of purchase; (c) the size and nature of the Funds’ holdings; (d) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (e) information as to any transactions or offers with respect to the security; (f) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (g) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (h) the level of recent trades of similar or comparable securities; (i) the liquidity characteristics of the security; (j) current market conditions; (k) the market value of any securities into which the security is convertible or exchangeable; (l) the security’s embedded option values; and (m) information about the financial condition of the issuer and its prospects.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

36	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the six months ended as of September 30, 2017, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	37

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

Centerstone Investors Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$130,542,928	$—	$—	$130,542,928
Bonds & Notes	—	14,375,798	—	14,375,798
Exchange Traded Fund - Commodity	9,615,519	—	—	9,615,519
Real Estate Investment Trusts	3,854,650	—	—	3,854,650
US Government & Agency Obligations	—	28,646,066	—	28,646,066
Short-Term Investments	8,677,196	—	—	8,677,196
Forward Foreign Currency Contracts*	—	36,660	—	36,660
Total Assets	$152,690,293	$43,058,524	$—	$195,748,817

Liabilities - Derivatives
Forward Foreign Currency Contracts*	$—	$83,608	$—	$83,608

Centerstone International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$78,413,756	$—	$—	$78,413,756
Bond & Notes	—	126,756	—	126,756
Exchange Traded Fund - Commodity	5,315,235	—	—	5,315,235
Real Estate Investment Trusts	1,974,104	—	—	1,974,104
US Government & Agency Obligations	—	17,797,744	—	17,797,744
Short-Term Investments	4,142,818	—	—	4,142,818
Forward Foreign Currency Contracts*	—	31,378	—	31,378
Total Assets	$89,845,913	$17,955,878	$—	$107,801,791

Liabilities - Derivatives
Forward Foreign Currency Contracts*	$—	$71,725	$—	$71,725

*	Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

b.	Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

38	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

c.	Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward foreign currency contracts as an investment strategy consistent with the Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statements of Operations.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

The notional value of the derivative instruments outstanding as of September 30, 2017, as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period within the Statement of Operations serve as indicators of the average volume of derivative activity for the Funds.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	39

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

d.	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statement of Assets and Liabilities as of September 30, 2017:Liabilities as of September 30, 2017:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on open forward foreign currency contracts	Unrealized depreciation on open forward foreign currency contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of September 30, 2017:

Asset Derivatives Investment Value
Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$ 36,660
Centerstone International Fund Forward Foreign Currency Contracts	$ 31,378

Liability Derivatives Investment Value
Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$ 83,608
Centerstone International Fund Forward Foreign Currency Contracts	$ 71,725

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency Contracts	Net Realized gain (loss) from: Forward foreign currency contracts
Net change in unrealized appreciation (depreciation) on: Forward foreign currency contracts

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$ (456,223)
Centerstone International Fund Forward Foreign Currency Contracts	$ (380,980)

40	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

Changes in unrealized appreciation/(depreciation)
on derivatives recognized in the Statements of Operations
Derivative Investment Type	Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$ (50,636)
Centerstone International Fund Forward Foreign Currency Contracts	$ (25,685)

e.	Offsetting of Financial Assets and Derivative Assets – The Funds’ policies are to recognize a net asset or liability equal to the unrealized amount on forward foreign currency contracts. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2017.

Centerstone Investors Fund

Assets:			Net Amounts	Gross Amounts Not
		Gross	of Assets	Offset in the Statement
		Amounts	Presented	of Assets & Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement	Statement		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$36,660	$—	$36,660	$(83,608)	$—	$(46,948)
Total	$36,660	$—	$36,660	$(83,608)	$—	$(46,948)

Liabilities:			Net Amounts	Gross Amounts Not
		Gross	of Liabilities	Offset in the Statement
		Amounts	Presented	of Assets & Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement	Statement		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$(83,608)	$—	$(83,608)	$83,608	$—	$—
Total	$(83,608)	$—	$(83,608)	$83,608	$—	$—

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	41

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

Centerstone International Fund

Assets:			Net Amounts	Gross Amounts Not
		Gross	of Assets	Offset in the Statement
		Amounts	Presented	of Assets & Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement	Statement		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$31,378	$—	$31,378	$(71,725)	$—	$(40,347)
Total	$31,378	$—	$31,378	$(71,725)	$—	$(40,347)

Liabilities:			Net Amounts	Gross Amounts Not
		Gross	of Liabilities	Offset in the Statement
		Amounts	Presented	of Assets & Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement	Statement		Cash
	Recognized	of Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$(71,725)	$—	$(71,725)	$71,725	$—	$—
Total	$(71,725)	$—	$(71,725)	$71,725	$—	$—

f.	Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense is recorded on ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded soon after the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. In general, each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

42	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

g.	Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

h.	Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended 2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as US Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

i.	Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on ex-date.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	43

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

j.	Class Accounting – Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

k.	Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

l.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a.	Management Fees – Centerstone Investors, LLC (the “Advisor”) serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annualized rate of 0.90% of each Fund’s respective average daily net assets, accrued daily and paid monthly. For the period ended September 30, 2017, the Advisor earned advisory fees of $651,749 and $351,037 for the Centerstone Investors Fund and Centerstone International Fund, respectively. Certain trustees and/or officers are also officers of the Advisor.

44	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

The Advisor has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until March 31, 2019, so that the total annual operating expenses of the Funds do not exceed 1.35%, 2.10% and 1.10% of the average daily net assets of the Class A, Class C and Class I shares, respectively. During the six months ended September 30, 2017, the Advisor waived fees totaling $186,279 and $168,076 for the Centerstone Investors Fund and Centerstone International Fund, respectively. Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.

The following amount is to subject recapture by the Funds until the following dates:

3/31/2020
Centerstone Investors Fund	$470,022
Centerstone International Fund	346,342

b.	Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, for Class A and Class C shares. The Plan provides for the monthly payment of a combined shareholder servicing and distribution fee (“Rule 12b-1 Fee”) to the Distributor at an annualized rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively. Class I shares do not pay Rule 12b-1 Fees. For the period ended September 30, 2017, the Funds incurred distribution Fees of $22,015 and $22,285 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	45

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the year ended September 30, 2017:

	Underwriting	Amount Retained
	Commissions	by Underwriter
Centerstone Investors Fund
Class A	$52,002	$2,171
Class C	34,771	50
Centerstone International Fund
Class A	56,114	4,635
Class C	16,368	70

c.	Administration, Fund Accounting and Transfer Agency Fees – Gemini Fund Services, LLC (“GFS” or the “Administrator”), an affiliate of the Distributor serves as the administrator, fund accountant and transfer agent for the Funds. Certain officers of the Funds are also officers or employees of GFS and are not paid any fees directly for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund. The Chief Compliance Officer is an officer of NLCS.

Blu Giant, LLC, (“Blu Giant”, formerly “Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

d.	Trustees’ Fees – The Board has approved the following Trustee compensation schedule: Each Trustee who is not an interested person of the Trust will receive a quarterly fee of $15,000. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

46	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the period ended September 30, 2017 were as follows:

	Purchases	Sale Proceeds
	(excluding	(excluding	Purchases of	Proceeds of
	US Government	US Government	US Government	US Government
Fund	Securities)	Securities)	Securities	Securities
Centerstone Investors Fund	$87,549,979	$17,319,659	$28,715,409	$881,508
Centerstone International Fund	51,078,820	9,570,897	16,502,028	—

5.	SHARES OF BENEFICIAL INTEREST

At September 30, 2017, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the period ended September 30, 2017:

			Net Increase
Fund	Issued	Redeemed	in Shares
	Class I Shares
Centerstone Investors Fund	7,713,338	(771,238)	6,942,100
Centerstone International Fund	4,378,877	(389,951)	3,988,926
	Class A Shares
Centerstone Investors Fund	962,339	(508,784)	453,555
Centerstone International Fund	510,157	(75,972)	434,185
	Class C Shares
Centerstone Investors Fund	336,753	(487)	336,266
Centerstone International Fund	142,395	(611)	141,784

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption occurs. For the period ended September 30, 2017, the Centerstone Investors Fund and the Centerstone International Fund assessed $946 and $1,416 in redemption fees, respectively.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	47

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a Fund creates the presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of September 30, 2017, Charles Schwab & Co. Inc. held in omnibus accounts for the benefit of others approximately 27% and 34% of the outstanding voting securities of the Centerstone Investors Fund and Centerstone International Fund, respectively.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements relating to the Funds presented in this report.

48	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay (1) transactional costs, such as sales load, and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual-Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual-Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	49

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical-Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual(1)		(5% return before expenses)
				Expenses		Expenses
	Fund’s	Beginning	Ending	Paid During	Ending	Paid During
	Annualized	Account	Account	Period*	Account	Period*
	Expense	Value*	Value	4/1/17–	Value	4/1/17–
	Ratio	4/1/17	9/30/17	9/30/17	9/30/17	9/30/17
Class I:
Investors Fund	1.10%	$1,000.00	$1,067.70	$ 5.70	$1,019.55	$ 5.57
International Fund	1.10%	$1,000.00	$1,105.10	$ 5.80	$1,019.55	$ 5.57

Class A:
Investors Fund	1.35%	$1,000.00	$1,065.90	$ 6.99	$1,018.30	$ 6.83
International Fund	1.35%	$1,000.00	$1,103.30	$ 7.12	$1,018.30	$ 6.83

Class C:
Investors Fund	2.10%	$1,000.00	$1,062.30	$ 10.86	$1,014.54	$ 10.61
International Fund	2.10%	$1,000.00	$1,098.80	$ 11.05	$1,014.54	$ 10.61

(1)	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the one-half year period).

50	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 877.314.9006 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 800.SEC.0330. The information on Form N-Q is available without charge, upon request, by calling 877.314.9006.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	51

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

FEBRUARY 2016

FACTS	WHAT DOES CENTERSTONE INVESTORS TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

	w	Social Security number and wire transfer instructions

What?	w	account transactions and transaction history

	w	investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CENTERSTONE INVESTORS TRUST chooses to share; and whether you can limit this sharing.

Does Centerstone
Reasons we can share your	Investors Trust share	Can you limit
personal information	information?	this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?     Call 402.493.4603

52	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

What we do

How does Centerstone Investors Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Centerstone Investors Trust collect my personal information?	We collect your personal information, for example, when you

	w	open an account or deposit money

	w	direct us to buy securities or direct us to sell your securities

	w	seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Federal law gives you the right to limit only:

Why can’t I limit all sharing?	w	sharing for affiliates’ everyday business purposes – information about your creditworthiness.

	w	affiliates from using your information to market to you.

	w	sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	w	CENTERSTONE INVESTORS TRUST has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	w	CENTERSTONE INVESTORS TRUST does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	w	CENTERSTONE INVESTORS TRUST does not jointly market.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	53

TRUSTEES & OFFICERS

Independent Trustees

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul Coghlan 1945	Independent Trustee since Mar. 2016.	CFO, Linear Technology Corp. (Dec. 1986–Jun. 2015).	2	None
Felix Rivera 1963	Independent Trustee since Mar. 2016.	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy) (Jan. 2011–present); COO, Biondo Investment Advisors, LLC (Apr. 2004–Dec. 2010).	2	BlueArc Multi-Strategy Fund (since 2014); Advisors Preferred Trust (since 2012).
Anita K. Krug 1969	Independent Trustee since Mar. 2016.	Professor, University of Washington School of Law (since 2016); Associate Professor, University of Washington School of Law (2014–2016); Assistant Professor, University of Washington School of Law (2010–2014); Partner, Howard Rice Nemerovski Canady Falk & Rabkin, P.C. (legal services) (2007–2010).	2	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014); Two Roads Shared Trust (since 2012).

Interested Trustees

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Abhay Deshpande** 1970	Trustee, President and CEO since Jan. 2016.	Founder & CIO of the Advisor (2015–present); Portfolio Manager, First Eagle Investment Management, LLC (2007–2014).	2	None

54	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

TRUSTEES & OFFICERS

Officers

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Philip Santopadre 1977	Treasurer, Secretary and CFO since Mar. 2016.	COO, CFO and CCO of the Advisor (Mar. 2016–present); Treasurer, First Eagle Funds and First Eagle Variable Funds (Sept. 2005–Mar. 2016); Vice President, First Eagle Investment Management, LLC (Jul. 2006–Mar. 2016).	N/A	N/A
Michael J. Wagner 1950	CCO since Jul. 2016.	President, Northern Lights Compliance Services, LLC (provides CCO services to mutual funds) (2006–present).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Abhay Deshpande is an “interested person” of the Trust as that term is defined under the 1940 Act because of his affiliation with Centerstone Investors, LLC, the Funds’ Advisor.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	55

56	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017

CENTERSTONE INVESTORS

Investment Advisor
Centerstone Investors, LLC
135 Fifth Avenue
Suite 3
New York, NY 10010

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

Legal Counsel
Alston & Bird, LLP
950 F Street NW
Washington, D.C. 20004

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent, Fund Accountant and Fund Administrator
Gemini Fund Services, LLC
17605 Wright Street
Suite 2
Omaha, NE 68130

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2017	57

CENTERSTONE
INVESTORS

Centerstone Investors • 135 Fifth Avenue, Suite 3 • New York, New York 10010
212.503.5790 • centerstoneinv.com • in

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders. None at this time.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centerstone Investors Trust

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 12/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 12/8/17

By (Signature and Title)

/s/ Philip Santopadre

Philip Santopadre, Treasurer/Principal Financial Officer

Date 12/8/17